ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 11:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010

Government authorities	$275	$514
Professional services	196	145
Derivative liability	67	-
Liability to Dimex Systems (see Note 13)	301	301
Other	155	80

	$994	$1,040